Note 12 - Deferred Income	12 Months Ended
Sep. 30, 2011
Deferred Income
Deferred Income

(12)       DEFERRED INCOME

On June 26, 2008, the Company entered into an asset transfer contract with an unrelated customer. Pursuant to the contract, the Company acquired certain used machinery in exchange for granting an exclusive right to the customer for the distribution of the Company’s products produced by those machines (i.e. tufted fabrics) within the United States of America for a period of two years from October 2008 to October 2010. The Company has accounted for this transaction in accordance with FASB ASC Topic 845, “Nonmonetary Transactions”.

The Company has applied the cost approach in measuring the fair values of the machinery received based on the current quoted prices provided by the machine supplier, depreciated by reference to generally accepted service lives of similar machines and adjusted to reflect those machines’ existing physical condition, functional and economic obsolescence. On the other hand, in order to arrive at the fair value of the exclusive distribution right surrendered, the Company would rely on the income approach which would use the Company’s estimates of future cash flows or earnings to be derived from the distribution rights, discounted to a present value based on its own assumptions about risk, rate of return, etc. Therefore, the fair values of the machines having been determined based on quoted prices for similar assets (Level 2 fair value hierarchy according to FASB ASC Topic 820-10-35-37) are considered more clearly evident than the fair value of the distribution rights surrendered, which may only be determined based on unobservable inputs (Level 3 fair value hierarchy).

Accordingly, this transaction has been accounted for based on the aggregate fair value of the machines received, which amounted to $1,294,186, in accordance with the requirements of FASB ASC Topic 845-10-30-1.

The exclusive distribution right granted to the customer has been recorded as deferred income, and subsequently amortized and recognized as revenue on a straight-line basis over the two-year period of the exclusive distribution right. Accordingly, $112,923 was recognized as revenue for the year ended September 30, 2011. The rollforward of the deferred income is as follows:

Fair value of machinery received	$1,294,186
Recognition of revenue from exclusive distribution right for the year ended September 30, 2009	(539,244)
Effect of exchange rate changes	171
Deferred income included in current liabilities as of September 30, 2009	$755,113
Recognition of revenue from exclusive distribution right for the year ended September 30, 2010	(649,484)
Effect of exchange rate changes	4,477
Deferred income included in current liabilities as of September 30, 2010	$110,106
Recognition of revenue from exclusive distribution right for the year ended September 30, 2011	(112,923)
Effect of exchange rate changes	2,817
Deferred income included in current liabilities as of September 30, 2011	$-